Goodwill and Core Deposit Intangibles - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Accelerated amortization of intangible assets	$ 46